Plan Description (Details) - EBP 001 - USD ($)	12 Months Ended	156 Months Ended
	Dec. 31, 2025	Dec. 30, 2000	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Employer vesting percentage		20.00%
Vesting period		1 year
Employer vesting percentage, total		100.00%
Vesting period, total		5 years
Forfeited nonvested account	$ 54,641		$ 74,929
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Note receivable from participant, maximum borrowing term, years	5 years
Common stock or self-directed brokerage account
EBP, Description of Plan [Line Items]
EBP, participant contribution, maximum compensation, percentage	25.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer automatic contribution based on years of service, percentage	3.00%
Interest rate	8.50%
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer automatic contribution based on years of service, percentage	1.00%
Interest rate	3.25%